Brumadinho dam failure	12 Months Ended
Dec. 31, 2025
Brumadinho Dam Failure
Brumadinho dam failure

25. Brumadinho dam failure

In January 2019, a tailings dam (“Dam I”) experienced a failure at the Córrego do Feijão mine, in the city of Brumadinho, state of Minas Gerais, Brazil. The failure released a flow of tailings debris, destroying some of Vale’s facilities, affecting local communities and disturbing the environment. The tailings released have caused an impact of around 315 km in extension, reaching the nearby Paraopeba River. The dam failure in Brumadinho (“event”) resulted in 270 fatalities or presumed fatalities, including two pregnant women, and caused extensive property and environmental damage in the region.

As a result of the dam failure, the Company recognized provisions to meet its assumed obligations, including indemnification to those affected by the event, remediation of the impacted areas and compensation to the society. In addition, the Company has incurred expenses, which have been recognized straight to the income statement, in relation to tailings management, communication services, humanitarian assistance, payroll, legal services, water supply, among others.

Effects in income statements

Year ended December 31,	2025	2024	2023
Integral Reparation Agreement	70	(52)	39
Other obligations	227	168	437
Incurred expenses	307	378	484
Insurance	(8)	(11)	(30)
Expenses related to Brumadinho event	596	483	930

Changes in the provision in the year

	December 31, 2024	Changes in estimates	Monetary and present value adjustments	Disbursements	Translation adjustment	December 31, 2025
Integral Reparation Agreement
Payment obligations	304	3	41	(196)	37	189
Provision for socio-economic reparation and others	327	1	46	(97)	40	317
Provision for social and environmental reparation	533	66	79	(230)	67	515
	1,164	70	166	(523)	144	1,021
Other obligations
Tailings containment, geotechnical safety and environmental reparation	504	76	67	(169)	64	542
Individual indemnification	49	61	8	(48)	5	75
Other	253	90	31	(134)	33	273
	806	227	106	(351)	102	890
Liability	1,970	297	272	(874)	246	1,911

The cash flow for obligations are estimated for an average period ranging from 5 to 7 years and were discounted to the present value at a rate in real terms, which increased from 7.88% on December 31, 2024, to 8.07% on December 31, 2025.

Judicial Settlement for Integral Reparation

On February 4, 2021, the Company entered into a Judicial Settlement for Integral Reparation (“Global Settlement”), which was under negotiations since 2019, with the State of Minas Gerais, the Public Defender of the State of Minas Gerais and the Federal and the State of Minas Gerais Public Prosecutors Offices, to repair the environmental and social damage resulting from the Dam I rupture. As a result of the Global Settlement, the requests for the reparation of socioenvironmental and socioeconomic damages caused by the dam failure were substantially resolved.

The Global Settlement includes: (i) payment obligations, of which the funds will be used directly by the State of Minas Gerais and Institutions of Justice for socioeconomic and socioenvironmental compensation projects; (ii) socioeconomic projects in Brumadinho and other 25 municipalities from the Paraopeba River Basin; and (iii) compensation of the environmental damage caused by the dam failure. These obligations are projected for an average period of 5 years.

In addition, the Global Settlement addresses the diffuse and collective socioeconomic damages resulting from the disaster, with the exception of supervening damages, individual damages and homogeneous individual damages of a divisible nature, in accordance with the claims of the lawsuits not extinguished by the Global Settlement.

For the measures described in items (i) and (ii), the amounts are specified in the Global Settlement. For the execution of the environmental recovery, actions have no cap limit, despite having been estimated in the Global Settlement due to the Company's legal obligation to fully repair the environmental damage caused by the dam failure. Therefore, although Vale is monitoring this provision, the amount recorded could materially change depending on several factors that are not under the Company’s control.

Other obligations

The Company is also working to ensure geotechnical safety of the remaining structures at the Córrego do Feijão mine, in Brumadinho, and the removal and proper disposal of the tailings of Dam I, including dredging part of the released material and de-sanding from the channel of the river Paraopeba.

For the individual indemnification, Vale and the Public Defendants of the State of Minas Gerais formalized an agreement on April 5, 2019, under which those affected by the Brumadinho’s dam failure may join an individual or family group out-of-court settlement agreements for the indemnification of material, economic and moral damages. This agreement establishes the basis for a wide range of indemnification payments, which were defined according to the best practices and case law of Brazilian Courts, following rules and principles of the United Nations.

a) Legal Proceedings

Class action in the United States

Vale is defending itself against a class action brought before a Federal Court in New York and filed by holders of securities - American Depositary Receipts ("ADRs") - issued by Vale.

In August 2024, the Court held a hearing to consider Vale's Motion for Class Decertification, as well as the parties' Cross Motions to Exclude Expert. A decision from the Court is currently pending.

In November 2021, a new complaint was filed by eight investment funds that chose to seek redress for alleged damages independently and separately from the class members of the main action, with the same allegations presented in the main class action. A decision from the Court on Vale's preliminary defense ("motion to dismiss") has been pending since December 2023.

The likelihood of loss of these proceedings is considered possible. However, considering the current phase of these lawsuits, it is not yet possible to reliably estimate the amount of a potential loss. The amount of damages sought in these claims is unspecified.

Arbitration proceedings in Brazil filed by shareholders, a class association and foreign investment funds

In Brazil, Vale is a defendant in one arbitration filed by 385 minority shareholders and three arbitrations filed by foreign investment funds. Vale was also a defendant in two arbitrations filed by a class association allegedly representing all Vale’s noncontrolling shareholders, which were dismissed in August 2024, given the acceptance of the Company’s repeated requests, due to the claimant association’s failure to pay court fees.

In the four ongoing proceedings, the claimants argue that Vale was aware of the risks associated with the B-I dam, located at the Córrego do Feijão Mine in Brumadinho, and other tailings dams, and failed to disclose it to its shareholders. Based on such argument, they claim compensation for losses caused by the decrease in share price.

The expectation of loss is classified as possible for the four procedures and, considering the initial phase, and the fact that the claims and causes of action have not been detailed, it is not possible at this time to reliably estimate the amount of possible loss.

In one of the proceedings filed by foreign legal entities, in which the terms of reference for the arbitration have not yet been signed, the Claimants initially estimated the amount of the alleged losses would be approximately US$330 (R$1,800 million), subject to interest and monetary adjustments. In another proceeding filed by foreign legal entities, in which the terms of reference for the arbitration are also pending signature, the Claimants initially estimated the amount of the alleged losses would be approximately US$715 (R$3,900 million), subject to interest and monetary adjustments. In the proceeding presented by minority shareholders, upon the signing of the Terms of Reference in May 2024, the Claimants attributed a value of US$550 (R$3,000 million) to the claim (which referred to a single event), subject to interest and inflation indexation, and which may be increased later, as alleged by the claimants. There is only one arbitration in which the Claimants have not estimated the amount of the claim; this proceeding is still ongoing and its terms of reference have already been signed.

The Company disagrees with the ongoing proceedings. Given the lack of visibility regarding all the claims that will be submitted and the criteria used to estimate their amounts, Vale, together with its external advisors, has at this time classified the likelihood of loss of the estimated amount as remote.

Accounting policy

A provision is recognized when there is a present obligation as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate about the amount can be made. The initial recognition of a provision is presented as 'Other operating revenues (expenses), net' in the income statement.

Provisions are recognized and subsequently measured at the present value of the estimated expenditures required to settle the Company's obligation. The effect related to the passage of time is presented in the income statement of the respective period as financial results.

Critical accounting estimates and judgments

The provision for social, economic and environmental reparation may be affected by factors including, but not limited to: (i) changes in the current estimated market price of the direct and indirect cost related to products and services, (ii) changes in timing for cash outflows, (iii) changes in the technology considered in measuring the provision, (iv) number of individuals entitled to the indemnification payments, (v) resolution of existing and potential legal claims, (vi) demographic assumptions, (vii) actuarial assumptions, and (viii) updates in the discount rate.

Thus, the amounts actually incurred by the Company may differ from the amounts currently provisioned, due to the confirmation of the assumptions used and which depend on several factors, some of which are not under the Company's control. These changes could result in a material impact on the amount of the provision in future periods. At each presentation date of its financial statements, the Company will reassess the main assumptions used in the preparation of projected cash flows and will adjust the provision, when applicable.